Submission	Feb. 25, 2025
Submission [Line Items]
Central Index Key	0001418121
Registrant Name	Apple Hospitality REIT, Inc.
Registration File Number	333-285184
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES